Property, plant and equipment, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Total payments related to this construction	$ 508,958	$ 165,000
Total investment	673,958
Capitalized borrowing costs	$ 33,460	$ 9,284